SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Recently Issued Accounting Pronouncements (Details) ¥ in Millions, $ in Millions	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 30, 2021 $ / ¥	Dec. 31, 2020 CNY (¥)
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Adjustment to retained earnings	¥ 1,037	$ 163		¥ 1,502
Translation into United States Dollars
Foreign exchange rate used to translate amounts denominated in RMB to US dollar			6.3726